Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accrued payroll and welfare	$ 4,656,854	$ 651,470
Taxes payable	709,001	721,857
Others	782,631	203,203
Accrued Expenses and Other Current Liabilities	$ 6,148,486	$ 1,576,530